CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended			133 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013
Expenses
Consulting	$ 941,385	$ 1,357,785	$ 1,163,538	$ 7,284,241
Depreciation	65,760	29,627	16,854	133,767
Director fees	225,797	26,205	0	252,002
Foreign exchange (gain) loss	(108,848)	(29,677)	(158,810)	13,731
Mineral property interests	5,147,673	6,085,967	2,993,700	21,732,243
Office and sundry	190,735	226,140	162,572	1,095,568
Professional	420,027	450,626	575,899	2,923,286
Rent	43,925	49,642	25,934	233,132
Salaries and benefits	543,256	166,404	0	709,660
Shareholder and investor relations	248,868	414,883	164,874	2,671,865
Tax on assets	25,207	69,635	0	94,842
Transfer agent and filing	53,351	22,154	111,628	397,668
Travel	172,929	181,910	111,704	781,186
Write-down of mineral claims	0	0	0	408,496
Loss before interest income (expense)	(7,970,065)	(9,051,301)	(5,167,893)	(38,731,687)
Interest income	65,562	77,329	3,695	146,586
Interest expense	(1,328)	(24,410)	0	(562,240)
Net loss for the year before income taxes	(7,905,831)	(8,998,382)	(5,164,198)	(39,147,341)
Income tax expense	22,119	0	0	22,119
Net loss for the period	(7,927,950)	(8,998,382)	(5,164,198)	(39,169,460)
Other comprehensive (loss) income
Unrealized gain (loss) on foreign exchange translation	(44,182)	19,844	0	(24,338)
Comprehensive loss for the period	$ (7,972,132)	$ (8,978,538)	$ (5,164,198)	$ (39,193,798)
Net loss per share - basic and diluted	$ (0.11)	$ (0.14)	$ (0.11)
Weighted average number of shares outstanding - basic and diluted	71,669,755	64,974,694	47,632,874